Average Annual Total Returns - FidelityGrowthDiscoveryFund-KPRO - FidelityGrowthDiscoveryFund-KPRO - Fidelity Growth Discovery Fund	Aug. 29, 2023
Fidelity Growth Discovery Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(24.35%)
Past 5 years	12.34%
Past 10 years	14.80%
RS007
Average Annual Return:
Past 1 year	(28.97%)
Past 5 years	10.45%
Past 10 years	13.75%